S000025838 [Member] Expense Example - AMG GW&K Municipal Bond Fund	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 40
Expense Example, with Redemption, 3 Years	141
Expense Example, with Redemption, 5 Years	251
Expense Example, with Redemption, 10 Years	572
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	248
Expense Example, with Redemption, 5 Years	437
Expense Example, with Redemption, 10 Years	$ 983